AMENDMENT TO THE SECOND AMENDED
AND RESTATED AGREEMENT AND
DECLARATION OF TRUST

OF

HIGHLAND FLOATING RATE OPPORTUNITIES
FUND


To the Secretary of State of
Commonwealth of Massachusetts

		It is hereby stated that:

		1.  This document constitutes an
amendment to the Second Amended and Restated
Agreement and Declaration of Trust (hereinafter called the "Declaration of Trust") of Highland
Floating Rate Opportunities Fund.

		2.  The Declaration of Trust amended
by this document was filed with the Secretary of State of the Commonwealth of Massachusetts on September 27, 2017.

		3.  The amendment to the Declaration
of Trust effected by this document is as follows:
WHEREAS, shareholders representing a
majority of the outstanding shares of
Highland Floating Rate Opportunities Fund
(the "Trust") have authorized the Trust's
Board of Trustees to amend the Trust's
Second Amended and Restated Agreement
and Declaration of Trust dated September 25,
2017 (the "Declaration of Trust") as indicated below,
NOW BE IT HEREBY RESOLVED, that the
undersigned, being a majority of the Trustees of the Trust, acting pursuant to Article IX
Section 8 of the Declaration of Trust hereby amend and restate Article VI, Section 2 of the Declaration of Trust effective immediately following 4:00 p.m. on November 3, 2017 as follows:
The Trust may, but is not required to,
purchase or otherwise acquire Shares,
including in accordance with Rule 23c-3
under the 1940 Act or as otherwise
permitted under the 1940 Act and other
applicable law.

		4.  The amendment herein provided
for was authorized in accordance with law.


IN WITNESS WHEREOF, the undersigned have executed this amendment to the Declaration of Trust on the 3rd day of November, 2017.



/s/ John Honis
John Honis, as Trustee

/s/ Bryan A. Ward
Bryan A. Ward, as Trustee

/s/ Ethan Powell
Ethan Powell, as Trustee

/s/ Timothy K. Hui
Timothy K. Hui, as Trustee

/s/ Dr. Bob Froehlich
Dr. Bob Froehlich, as Trustee